Revenue - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Remaining performance obligation amount	$ 379,500
Performance obligation percentage to be recognized	42.00%
Revenue recognized for variable consideration	$ 38,900
Contract assets	21,753	$ 10,088
Contract liabilities	$ 29,871	$ 26,036